EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)
Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8180	$1,000,000,595	100%	8180	$997,757,025	4370.26%	0	$0	0.00%	0	$0	0.00%	8180	$997,757,025	4370.26%	0	$0	0.00%	0	$0	0.00%
TOTAL			8180	$1,000,000,595	100%	8180	$997,757,025	4370.26%	0	$0	0.00%	0	$0	0.00%	8180	$997,757,025	4370.26%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6026	$725,466,489	100%	6026	$726,562,324	3343.94%	0	$0	0.00%	0	$0	0.00%	6026	$726,562,324	3343.94%	0	$0	0.00%	0	$0	0.00%
TOTAL			6026	$725,466,489	100%	6026	$726,562,324	3343.94%	0	$0	0.00%	0	$0	0.00%	6026	$726,562,324	3343.94%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	10243	$1,125,593,429	100%	10243	$1,562,434,500	3285.06%	0	$0	0.00%	0	$0	0.00%	10243	$1,562,434,500	3285.06%	0	$0	0.00%	0	$0	0.00%
TOTAL			10243	$1,125,593,429	100%	10243	$1,562,434,500	3285.06%	0	$0	0.00%	0	$0	0.00%	10243	$1,562,434,500	3285.06%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	6934	$1,001,006,146	100%	6934	$1,001,718,111	3208.75%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,718,111	3208.75%	0	$0	0.00%	0	$0	0.00%
TOTAL			6934	$1,001,006,146	100%	6934	$1,001,718,111	3208.75%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,718,111	3208.75%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,986,807,646	3093.95%	0	$0	0.00%	0	$0	0.00%	14231	$1,986,807,646	3093.95%	0	$0	0.00%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,986,807,646	3093.95%	0	$0	0.00%	0	$0	0.00%	14231	$1,986,807,646	3093.95%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10069	$1,609,714,899	100%	10069	$1,582,127,229	3237.93%	0	$0	0.00%	0	$0	0.00%	10069	$1,582,127,229	3237.93%	0	$0	0.00%	0	$0	0.00%
TOTAL			10069	$1,609,714,899	100%	10069	$1,582,127,229	3237.93%	0	$0	0.00%	0	$0	0.00%	10069	$1,582,127,229	3237.93%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$994,563,404	3213.18%	0	$0	0.00%	0	$0	0.00%	6742	$994,563,404	3213.18%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$994,563,404	3213.18%	0	$0	0.00%	0	$0	0.00%	6742	$994,563,404	3213.18%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6303	$1,000,000,612	100%	6303	$978,266,718	2328.42%	0	$0	0.00%	0	$0	0.00%	6303	$978,266,718	2328.42%	0	$0	0.00%	0	$0	0.00%
TOTAL			6303	$1,000,000,612	100%	6303	$978,266,718	2328.42%	0	$0	0.00%	0	$0	0.00%	6303	$978,266,718	2328.42%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,942,871,535	2630.00%	0	$0	0.00%	0	$0	0.00%	12382	$1,942,871,535	2630.00%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,942,871,535	2630.00%	0	$0	0.00%	0	$0	0.00%	12382	$1,942,871,535	2630.00%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$898,999,185	2335.55%	0	$0	0.00%	0	$0	0.00%	5041	$898,999,185	2335.55%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$898,999,185	2335.55%	0	$0	0.00%	0	$0	0.00%	5041	$898,999,185	2335.55%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$876,973,219	2288.28%	0	$0	0.00%	0	$0	0.00%	4188	$876,973,219	2288.28%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$876,973,219	2288.28%	0	$0	0.00%	0	$0	0.00%	4188	$876,973,219	2288.28%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,129,034,174	1705.69%	0	$0	0.00%	0	$0	0.00%	11757	$2,129,034,174	1705.69%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,129,034,174	1705.69%	0	$0	0.00%	0	$0	0.00%	11757	$2,129,034,174	1705.69%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,333,395,341	1537.15%	0	$0	0.00%	0	$0	0.00%	23364	$4,333,395,341	1537.15%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,333,395,341	1537.15%	0	$0	0.00%	0	$0	0.00%	23364	$4,333,395,341	1537.15%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,469,239,633	1284.58%	0	$0	0.00%	0	$0	0.00%	8194	$1,469,239,633	1284.58%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,469,239,633	1284.58%	0	$0	0.00%	0	$0	0.00%	8194	$1,469,239,633	1284.58%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,930,427,898	1248.95%	0	$0	0.00%	0	$0	0.00%	9976	$1,930,427,898	1248.95%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,930,427,898	1248.95%	0	$0	0.00%	0	$0	0.00%	9976	$1,930,427,898	1248.95%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,653,743,112	1319.90%	0	$0	0.00%	0	$0	0.00%	13221	$2,653,743,112	1319.90%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,653,743,112	1319.90%	0	$0	0.00%	0	$0	0.00%	13221	$2,653,743,112	1319.90%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$986,768,950	1210.13%	0	$0	0.00%	0	$0	0.00%	5052	$986,768,950	1210.13%	0	$0	0.00%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$986,768,950	1210.13%	0	$0	0.00%	0	$0	0.00%	5052	$986,768,950	1210.13%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,079,858,088	1348.24%	0	$0	0.00%	0	$0	0.00%	5638	$1,079,858,088	1348.24%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,079,858,088	1348.24%	0	$0	0.00%	0	$0	0.00%	5638	$1,079,858,088	1348.24%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,434,821,172	1167.41%	0	$0	0.00%	0	$0	0.00%	17236	$3,434,821,172	1167.41%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,434,821,172	1167.41%	0	$0	0.00%	0	$0	0.00%	17236	$3,434,821,172	1167.41%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,451,690,926	1112.34%	0	$0	0.00%	0	$0	0.00%	12935	$2,451,690,926	1112.34%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,451,690,926	1112.34%	0	$0	0.00%	0	$0	0.00%	12935	$2,451,690,926	1112.34%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,499,136,230	873.44%	0	$0	0.00%	0	$0	0.00%	5937	$1,499,136,230	873.44%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,499,136,230	873.44%	0	$0	0.00%	0	$0	0.00%	5937	$1,499,136,230	873.44%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,918,623,809	1055.24%	0	$0	0.00%	0	$0	0.00%	16094	$2,918,623,809	1055.24%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,918,623,809	1055.24%	0	$0	0.00%	0	$0	0.00%	16094	$2,918,623,809	1055.24%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,699,456,601	820.27%	0	$0	0.00%	0	$0	0.00%	14075	$2,699,456,601	820.27%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,699,456,601	820.27%	0	$0	0.00%	0	$0	0.00%	14075	$2,699,456,601	820.27%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,145,879,166	705.45%	0	$0	0.00%	0	$0	0.00%	9604	$2,145,879,166	705.45%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,145,879,166	705.45%	0	$0	0.00%	0	$0	0.00%	9604	$2,145,879,166	705.45%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,450,041,922	560.98%	0	$0	0.00%	0	$0	0.00%	11375	$2,450,041,922	560.98%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,450,041,922	560.98%	0	$0	0.00%	0	$0	0.00%	11375	$2,450,041,922	560.98%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,942,953,561	586.80%	0	$0	0.00%	0	$0	0.00%	14914	$2,942,953,561	586.80%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,942,953,561	586.80%	0	$0	0.00%	0	$0	0.00%	14914	$2,942,953,561	586.80%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,715,478,415	545.15%	0	$0	0.00%	0	$0	0.00%	8177	$1,715,478,415	545.15%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,715,478,415	545.15%	0	$0	0.00%	0	$0	0.00%	8177	$1,715,478,415	545.15%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,880,921,314	519.14%	0	$0	0.00%	0	$0	0.00%	9947	$1,880,921,314	519.14%	0	$0	0.00%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,880,921,314	519.14%	0	$0	0.00%	0	$0	0.00%	9947	$1,880,921,314	519.14%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,876,678,965	446.69%	0	$0	0.00%	0	$0	0.00%	9595	$1,876,678,965	446.69%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,876,678,965	446.69%	0	$0	0.00%	0	$0	0.00%	9595	$1,876,678,965	446.69%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,651,297,808	434.69%	0	$0	0.00%	0	$0	0.00%	7973	$1,651,297,808	434.69%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,651,297,808	434.69%	0	$0	0.00%	0	$0	0.00%	7973	$1,651,297,808	434.69%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,579,958,909	371.50%	0	$0	0.00%	0	$0	0.00%	7648	$1,579,958,909	371.50%	0	$0	0.00%	0	$0	0.00%
TOTAL			7648	$1,632,830,233	100%	7648	$1,579,958,909	371.50%	0	$0	0.00%	0	$0	0.00%	7648	$1,579,958,909	371.50%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,375,314,703	393.45%	0	$0	0.00%	0	$0	0.00%	6646	$1,375,314,703	393.45%	0	$0	0.00%	0	$0	0.00%
TOTAL			6646	$1,418,910,068	100%	6646	$1,375,314,703	393.45%	0	$0	0.00%	0	$0	0.00%	6646	$1,375,314,703	393.45%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,514,365,592	354.19%	0	$0	0.00%	0	$0	0.00%	7173	$1,514,365,592	354.19%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,514,365,592	354.19%	0	$0	0.00%	0	$0	0.00%	7173	$1,514,365,592	354.19%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$998,775,299	331.39%	0	$0	0.00%	0	$0	0.00%	4841	$998,775,299	331.39%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$998,775,299	331.39%	0	$0	0.00%	0	$0	0.00%	4841	$998,775,299	331.39%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,475,296,435	314.49%	0	$0	0.00%	0	$0	0.00%	6608	$1,475,296,435	314.49%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,475,296,435	314.49%	0	$0	0.00%	0	$0	0.00%	6608	$1,475,296,435	314.49%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$525,400,446	2674.21%	0	$0	0.00%	0	$0	0.00%	8568	$525,400,446	2674.21%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$525,400,446	2674.21%	0	$0	0.00%	0	$0	0.00%	8568	$525,400,446	2674.21%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,851,669,102	673.55%	0	$0	0.00%	0	$0	0.00%	9169	$1,851,669,102	673.55%	0	$0	0.00%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,851,669,102	673.55%	0	$0	0.00%	0	$0	0.00%	9169	$1,851,669,102	673.55%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,868,148,404	687.07%	0	$0	0.00%	0	$0	0.00%	10374	$1,868,148,404	687.07%	0	$0	0.00%	0	$0	0.00%
TOTAL			10374	$1,912,302,287	100%	10374	$1,868,148,404	687.07%	0	$0	0.00%	0	$0	0.00%	10374	$1,868,148,404	687.07%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,876,289,203	705.86%	0	$0	0.00%	0	$0	0.00%	10974	$1,876,289,203	705.86%	0	$0	0.00%	0	$0	0.00%
TOTAL			10974	$1,921,482,693	100%	10974	$1,876,289,203	705.86%	0	$0	0.00%	0	$0	0.00%	10974	$1,876,289,203	705.86%	0	$0	0.00%	0	$0	0.00%
GRAND TOTAL			377404	$69,643,428,532	100%	377404	$68,863,746,075	828.18%	0	$0	0.00%	0	$0	0.00%	377404	$68,863,746,075	828.18%	0	$0	0.00%	0	$0	0.00%

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.